Commitments and contingencies - Commitments (Details) € in Millions, $ in Millions		1 Months Ended				12 Months Ended
	Nov. 28, 2014 aircraft	May 31, 2023 aircraft	Dec. 31, 2020 aircraft	Apr. 30, 2018 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2024 USD ($)	Mar. 31, 2024 EUR (€) $ / € aircraft
Boeing aircraft
Commitments and contingencies
Basic credit as part of the purchase agreement, as a percentage of standard list price							60.00%
Fixed exchange rate applied to obligations under purchase contract | $ / €							1.0793
Period prior to scheduled delivery of aircraft during which entity is obliged to make advance payments						2 years
Purchase obligations | €							€ 11,653
Boeing 737-8200 aircraft
Commitments and contingencies
Number of aircraft agreed to purchase					200
Number of aircraft, firm order	10				100
Number of aircraft ordered subject to purchase options					100
Purchase contract, term					5 years
Number of aircraft, outstanding orders	210
Number of aircraft options converted to firm orders			75	25
Number of outstanding aircraft orders, excluding orders subject to the exercise of options			210	135
Number of outstanding aircraft orders subject to the exercise of options				75
Number of aircraft owned							146
Aircraft standard list price | $						$ 102.5
Boeing 737-MAX-10 aircraft
Commitments and contingencies
Number of aircraft agreed to purchase		300
Number of aircraft, firm order		150
Number of aircraft ordered subject to purchase options		150
Number of aircraft, outstanding orders		300
Aircraft standard list price | $						$ 135.0
Less than one year | Boeing aircraft
Commitments and contingencies
Purchase obligations | €							€ 2,162
Later than one year and not later than two years | Boeing aircraft
Commitments and contingencies
Purchase obligations | €							186
Later than two years and not later than five years | Boeing aircraft
Commitments and contingencies
Purchase obligations | €							3,889
Later than five years | Boeing aircraft
Commitments and contingencies
Purchase obligations | €							€ 5,416